Document And Entity Information	Sep. 20, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2019
Entity Registrant Name	ADTRAN INC
Entity Central Index Key	0000926282
Entity Emerging Growth Company	false
Entity File Number	000-24612
Entity Tax Identification Number	630918200
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	Alabama
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000